INCOME TAX - Tax returns expiry (Details) - Tax contingent liability - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income tax [Line Items]
Estimated financial effect of contingent liabilities	$ 121,832	$ 94,692	$ 104,156	$ 145,968
Not later than one year [member]
Disclosure of income tax [Line Items]
Estimated financial effect of contingent liabilities	3,006	3,484
Later than one year and not later than two years [member]
Disclosure of income tax [Line Items]
Estimated financial effect of contingent liabilities	27,968	3,109
Later than two years and not later than three years [member]
Disclosure of income tax [Line Items]
Estimated financial effect of contingent liabilities	30,478	21,579
Later than three years and not later than four years [member]
Disclosure of income tax [Line Items]
Estimated financial effect of contingent liabilities	27,276	23,902
Later than four years and not later than five years [member]
Disclosure of income tax [Line Items]
Estimated financial effect of contingent liabilities	31,373	23,034
Later than five years and not later than six years [member]
Disclosure of income tax [Line Items]
Estimated financial effect of contingent liabilities	1,579	18,250
Later than six years and not later than seven years [member]
Disclosure of income tax [Line Items]
Estimated financial effect of contingent liabilities	$ 152	$ 1,334